Consolidated Statements of Changes in Equity - CAD ($)	Share Capital	Reserves	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Beginning balance, shares at Dec. 31, 2017	74,721,790
Beginning balance, amount at Dec. 31, 2017	$ 165,862,805	$ 22,621,202	$ 12,160	$ (179,808,646)	$ 8,687,521
Private placements, net of share issue costs, shares	16,061,417
Private placements, net of share issue costs, amount	$ 6,096,621				6,096,621
Warrants issued for mineral property		181,944			181,944
Exercise of stock options, shares	87,500
Exercise of stock options, amount	$ 39,500	(15,350)			24,150
Exercise of warrants, shares	3,445,420
Exercise of warrants, amount	$ 1,470,620	(132,453)			1,338,167
Bonus shares, shares	1,000,000
Bonus shares, amount	$ 350,000				350,000
Share-based payments		758,487			758,487
Loss (gain) for the year				(18,184,468)	(18,184,468)
Unrealized gain on marketable securities			(12,160)		(12,160)
Ending balance, shares at Dec. 31, 2018	95,316,127
Ending balance, amount at Dec. 31, 2018	$ 173,819,546	23,413,830	0	(197,993,114)	(759,738)
Private placements, net of share issue costs, shares	22,750,000
Private placements, net of share issue costs, amount	$ 6,117,991				6,117,991
Finders shares, shares	1,179,500
Finders shares, amount	$ 366,800				366,800
Debt settlements, shares	104,951
Debt settlements, amount	$ 43,030				43,030
Share compensation for services, shares	175,000
Share compensation for services, amount	$ 59,500				59,500
Exercise of stock options, shares	622,500
Exercise of stock options, amount	$ 328,095	(153,845)			174,250
Exercise of warrants, shares	651,430
Exercise of warrants, amount	$ 279,050	(28,478)			250,572
Bonus shares, shares	500,000
Bonus shares, amount	$ 115,000				115,000
Share-based payments		826,829			826,829
Loss (gain) for the year				17,513,854	17,513,854
Ending balance, shares at Dec. 31, 2019	121,299,508
Ending balance, amount at Dec. 31, 2019	$ 181,129,012	24,058,336	0	(180,479,260)	24,708,088
Private placements, net of share issue costs, shares	38,200,000
Private placements, net of share issue costs, amount	$ 10,247,206				10,247,206
Finders shares, shares	156,900
Finders shares, amount	$ (24,000)	24,000			0
Broker warrants	$ (226,917)	226,917			0
Shares issued for property acquisition, shares	4,000,000
Shares issued for property acquisition, amount	$ 2,000,000				2,000,000
Exercise of stock options, shares	1,233,750
Exercise of stock options, amount	$ 572,659	(272,847)			299,812
Exercise of warrants, shares	14,027,670
Exercise of warrants, amount	$ 3,273,822	(166,628)			3,107,194
Bonus shares, shares	1,601,000
Bonus shares, amount	$ 640,400				640,400
Share-based payments		982,244			982,244
Loss (gain) for the year				(4,626,887)	(4,626,887)
Ending balance, shares at Dec. 31, 2020	180,518,828
Ending balance, amount at Dec. 31, 2020	$ 197,612,182	$ 24,852,022	$ 0	$ (185,106,147)	$ 37,358,057